Note 25 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Price Risk (Details) - Commodity price risk [member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Silver [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	$ 155
Gold [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	238
Lead [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	44
Zinc [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	437
Metals subject to provisional price adjustments [member] | Silver [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	65
Metals subject to provisional price adjustments [member] | Gold [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices
Metals subject to provisional price adjustments [member] | Lead [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	38
Metals subject to provisional price adjustments [member] | Zinc [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	103
Metals in dore and concentrates inventory [member] | Silver [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	90
Metals in dore and concentrates inventory [member] | Gold [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	238
Metals in dore and concentrates inventory [member] | Lead [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	6
Metals in dore and concentrates inventory [member] | Zinc [member]
Statement Line Items [Line Items]
Effect of a 10% change in metal prices	$ 334